Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash equivalents	$ 0	$ 0
Balance, trust account		116,726,349
Federal depository insurance coverage amount	250,000	250,000
Asset, Held-in-Trust	13,613,146	19,706,540
Unrecognized Tax Benefits	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0
Temporary Equity, Accretion to Redemption Value	$ 5,000,001
Common Class A [Member]
Temporary Equity, Shares Outstanding	1,216,932	1,895,481	11,500,000